Related Party Transactions	12 Months Ended
Jan. 31, 2026
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

Key Management Compensation

Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company and includes the chief executive officer, chief operating officer and chief financial officer. During the year ended January 31, 2026, compensation of key management and directors of the Company, consisting of salaries, consulting fees, directors’ fees and share-based payments, totaled $1,171,505 (2025 - $2,708,168; 2024 - $1,525,222), of which $160,701 were share-based payments related to share purchase options and PSUs (2025 - $1,679,378; 2024 - $465,949). During the year ended January 31, 2026:

•	900,000 stock options were granted to directors and officers (2025 - 1,700,000; 2024 – 5,595,000),
•	3,590,000 stock options for officers and directors expired or forfeited (2025 – nil; 2024 – 1,480,000),
•	No stock options were granted by MedMelior to directors and officers (2025 – 1,800,000; 2024 – nil),
•	1,900,000 stock options of MedMelior for officers and directors expired (2025 – 1,000,000; 2024 – nil), and
•	No PSUs were granted to directors and officers (2025 - 4,875,000; 2024 – nil).

Other Related Party Transactions

At January 31, 2026, the Company owed $1,415,082 to key management and directors (January 31, 2025 - $1,476,700), of which $92,797 bear interest at 8% per annum (January 31, 2025 - $408,332). During the year ended January 31, 2026, the Company recorded no gains from legal claim within “Settlement and legal provisions, net” in the consolidated statements of loss and comprehensive loss related to a former director of MedMelior (2025 - $556,640; 2024 - $nil) (Note 16(d)).

During the year ended January 31, 2026:

•	The Company issued 10,308,039 common shares to settle $1,030,804 of amounts due to officers and directors.
•	The Company issued promissory notes of $411,000 to its Chief Executive Officer and a director, bearing interest rate at 6% per annum and maturing on May 31, 2026.
•

Accrued interest of $993 on convertible debentures originally issued to the Company’s Chief Executive Officer in December 2023 were converted into a total of 9,930 common shares and 9,930 share purchase warrants (Note 5(a)).

•

Accrued interest of $795 on convertible debentures originally issued to the Company’s Chief Executive Officer in March 2024 were converted into a total of 7,950 common shares and 7,950 share purchase warrants (Note 5(c)).

During the year ended January 31, 2025:

•	The Company issued convertible debentures totaling $100,000 to its Chief Executive Officer in March 2024 (Note 5(c)).
•	$107,904 of accrued advisory fees to directors were forgiven in April 2024.
•

The Company issued 500,000 common shares and 500,000 share purchase warrants to its Chief Executive Officer for gross proceeds received of $50,000 pursuant to a non-brokered private placement in June 2024 (Note 8(g)).

•

$125,000 of convertible debentures originally issued to the Company’s Chief Executive Officer in December 2023 were converted into a total of 1,250,000 common shares and 1,250,000 share purchase warrants (Note 5(a)).

•

$100,000 of convertible debentures originally issued to the Company’s Chief Executive Officer in March 2024 were converted into a total of 1,000,000 common shares and 1,000,000 share purchase warrants (Note 5(c)).

•

Outstanding compensation to certain of the Company’s officers totaling $284,000, consisting of $200,000 and $84,000 of outstanding compensation in the Company and MedMelior, respectively, were settled through the issuance of 1,893,333 common shares of MedMelior (Note 12) in July 2024.

During the year ended January 31, 2024:

•

The Company issued 2,000,000 common shares and 2,000,000 share purchase warrants to its Chief Executive Officer for gross proceeds received of $200,000 pursuant to a brokered private placement in March 2023 (Note 5(k)).

•

$469,129 of amounts owing to officers in MedMelior were forgiven in April 2023, which was recorded under “Gain on extinguishment/forgiveness of debts” on the consolidated statements of loss and comprehensive loss.

•

The Company issued 1,000,000 common shares and 1,000,000 share purchase warrants to its Chief Executive Officer for gross proceeds received of $100,000 pursuant to a non-brokered private placement in August 2023 (Note 5(n)).

•

The Company issued 1,000,000 common shares and 1,000,000 share purchase warrants to its Chief Executive Officer for gross proceeds received of $100,000 pursuant to a non-brokered private placement in December 2023 (Note 5(o)).

•	The Company issued convertible debentures of $125,000 to its Chief Executive Officer in December 2023 (Note 5(a)).